EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
EQUIPMENT, NET
EQUIPMENT, NET

10.                               EQUIPMENT, NET

	As of December 31,
	2011	2012

Computer equipment and application software	$41,329	$61,149
Furniture and vehicles	779	1,159
Leasehold improvements	2,360	4,805
	44,468	67,113
Less: Accumulated depreciation and amortization	(22,167)	(34,758)
	$22,301	$32,355

Depreciation and amortization expenses charged to the statements of operations for the years ended December 31, 2010, 2011 and 2012 were $5,589, $7,829 and $13,883, respectively.